Fair Value Measurements (Details) - Schedule of Fair Value of Derivative Liabilities - Derivative Financial Instruments, Liabilities [Member]	Mar. 31, 2024	Mar. 31, 2023
Spot price (US$) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable inputs	5.9	5.9
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable inputs	4.91	3.83
Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable inputs	58.28	61.13
Expected expiry years (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable inputs	1.6	2.6